Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Operations
Revenue	$ 273,231	$ 0	$ 48,100	$ 86,570
Cost Of Goods Sold	247,986	0	0	14,241
Gross Profit	25,245	0	48,100	72,329
Operating Expenses
Research and development	185,653	29,185	375,032	57,718
Compensation And Related Expenses	301,235	18,686
Product development			1,399,833	0
Professional Fees	150,658	8,203	343,862	8,791
General and administrative	261,403	10,477	1,095,381	17,483
Total Operating Expenses	898,950	66,551	3,214,108	83,992
Income (loss) From Operations	(873,705)	(66,551)	(3,166,008)	(11,663)
Other Income (expense)
Award income			0	52,000
Interest income	840	0	1,066	0
Other income	7	0	334	0
Total Other Income (expense)	847	0	1,400	52,000
Net Income (Loss) before Income Taxes	(872,858)	(66,551)	(3,164,608)	40,337
Provision for Income Taxes	0	0	0	0
Net Income (Loss)	$ (872,858)	$ (66,551)	$ (3,164,608)	$ 40,337
Net Loss Per Share - Basic And Diluted	$ (0.01)	$ (0.00)	$ (0.03)	$ 0.00
Weighted Average Common Shares Outstanding - Basic And Diluted	126,499,142	62,410,452	94,002,888	62,410,452